December 31, 2007	• Pacific Select Separate Account of Pacific Life Insurance Company

Annual
Report

Pacific Select

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	Small-Cap	International	Equity	Small-Cap		Growth	Multi-
	Growth	Value	Index	Index	Equity	LT	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Growth Portfolio (1)	$65,955
International Value Portfolio		$1,376,380
Equity Index Portfolio			$1,316,062
Small-Cap Index Portfolio				$567,265
Equity Portfolio					$36,934
Growth LT Portfolio						$1,662,252
Multi-Strategy Portfolio							$147,682

Total Assets	65,955	1,376,380	1,316,062	567,265	36,934	1,662,252	147,682

LIABILITIES
Payables:
Mortality and expense risk fees	39	826	788	340	22	986	88
Other	10	171	156	22	2	272	14

Total Liabilities	49	997	944	362	24	1,258	102

NET ASSETS	$65,906	$1,375,383	$1,315,118	$566,903	$36,910	$1,660,994	$147,580

Units Outstanding	5,017	39,681	27,794	41,306	3,800	36,397	3,154

Accumulation Unit Value	$13.14	$34.66	$47.32	$13.72	$9.71	$45.64	$46.80

Cost of Investments	$54,103	$1,138,084	$1,018,769	$530,670	$34,660	$2,003,663	$125,427

Shares Owned in each Portfolio	4,958	75,059	39,110	41,529	1,666	63,711	8,248

	Main
	Street®	Emerging	Managed	Inflation	Money	High
	Core	Markets	Bond	Managed	Market	Yield Bond
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Main Street Core Portfolio	$577,098
Emerging Markets Portfolio		$112,165
Managed Bond Portfolio			$946,063
Inflation Managed Portfolio				$133,629
Money Market Portfolio					$432,611
High Yield Bond Portfolio						$174,470

Total Assets	577,098	112,165	946,063	133,629	432,611	174,470

LIABILITIES
Payables:
Mortality and expense risk fees	345	67	559	79	257	104
Other	62	31	97	12	23	9

Total Liabilities	407	98	656	91	280	113

NET ASSETS	$576,691	$112,067	$945,407	$133,538	$432,331	$174,357

Units Outstanding	11,611	3,846	24,549	3,532	20,683	4,884

Accumulation Unit Value	$49.67	$29.14	$38.51	$37.80	$20.90	$35.70

Cost of Investments	$484,368	$93,259	$906,691	$134,919	$433,571	$183,578

Shares Owned in each Portfolio	23,123	5,351	83,492	11,770	42,919	26,524

(1)	Formerly named Fasciano Small Equity Variable Account and Fasciano Small Equity Portfolio.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

	Small-Cap	International	Equity	Small-Cap		Growth	Multi-
	Growth	Value	Index	Index	Equity	LT	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$27,934	$24,812	$7,737	$85	$7,146	$4,373
EXPENSES
Mortality and expense risk fees	492	10,021	9,411	4,258	257	11,315	1,010

Net Investment Income (Loss)	(492)	17,913	15,401	3,479	(172)	(4,169)	3,363

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	4,314	27,316	13,471	16,992	314	(98,831)	1,352
Capital gain distributions	—	151,826	—	—	—	—	—

Realized Gain (Loss)	4,314	179,142	13,471	16,992	314	(98,831)	1,352

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,162	(118,076)	31,310	(35,236)	1,734	324,522	(8)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,984	$78,979	$60,182	($14,765)	$1,876	$221,522	$4,707

	Main Street	Emerging	Managed	Inflation	Money	High
	Core	Markets	Bond	Managed	Market	Yield Bond
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$6,914	$1,101	$39,251	$5,608	$18,753	$13,217
EXPENSES
Mortality and expense risk fees	4,113	777	6,179	919	2,630	1,221

Net Investment Income	2,801	324	33,072	4,689	16,123	11,996

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(2,024)	21,460	(203)	(2,334)	35	(19)
Capital gain distributions	—	17,459	924	—	—	—

Realized Gain (Loss)	(2,024)	38,919	721	(2,334)	35	(19)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	19,031	(9,081)	34,203	9,197	(630)	(9,173)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,808	$30,162	$67,996	$11,552	$15,528	$2,804

(1)	Formerly named Fasciano Small Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Growth		International Value		Equity Index
	Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($492)	($237)	$17,913	$11,684	$15,401	$13,086
Realized gain	4,314	629	179,142	562	13,471	35,206
Change in unrealized appreciation (depreciation) on investments	5,162	2,260	(118,076)	265,223	31,310	122,788

Net Increase in Net Assets Resulting from Operations	8,984	2,652	78,979	277,469	60,182	171,080

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	(9,254)	21,693	(81,153)	27,966	(25,752)	(22,274)
Transfers—policy charges and deductions	(682)	(663)	(10,731)	(10,089)	(7,080)	(6,714)
Transfers—surrenders	(1,348)	—	(8,009)	—	(4,788)	—
Transfers—other	(878)	(30)	(3,168)	142	(17,712)	(16,165)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(12,162)	21,000	(103,061)	18,019	(55,332)	(45,153)

NET INCREASE (DECREASE) IN NET ASSETS	(3,178)	23,652	(24,082)	295,488	4,850	125,927

NET ASSETS
Beginning of Year	69,084	45,432	1,399,465	1,103,977	1,310,268	1,184,341

End of Year	$65,906	$69,084	$1,375,383	$1,399,465	$1,315,118	$1,310,268

	Small-Cap Index		Equity		Growth LT
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,479	$5,190	($172)	($46)	($4,169)	($1,167)
Realized gain (loss)	16,992	99,660	314	1,945	(98,831)	(76,494)
Change in unrealized appreciation (depreciation) on investments	(35,236)	(11,822)	1,734	(1,569)	324,522	203,598

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,765)	93,028	1,876	330	221,522	125,937

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	(71,863)	11,281	3,530	16,371	(42,597)	(486)
Transfers—policy charges and deductions	(6,913)	(6,718)	(336)	(156)	(8,553)	(7,746)
Transfers—surrenders	(4,072)	—	(1,608)	—	(8,655)	—
Transfers—other	18,089	18,519	48	—	(30,095)	(28,113)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(64,759)	23,082	1,634	16,215	(89,900)	(36,345)

NET INCREASE (DECREASE) IN NET ASSETS	(79,524)	116,110	3,510	16,545	131,622	89,592

NET ASSETS
Beginning of Year	646,427	530,317	33,400	16,855	1,529,372	1,439,780

End of Year	$566,903	$646,427	$36,910	$33,400	$1,660,994	$1,529,372

(1)	Formerly named Fasciano Small Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,363	$2,570	$2,801	$3,353	$324	$83
Realized gain (loss)	1,352	3,928	(2,024)	(1,184)	38,919	29,155
Change in unrealized appreciation (depreciation) on investments	(8)	7,195	19,031	72,460	(9,081)	(9,081)

Net Increase in Net Assets Resulting from Operations	4,707	13,693	19,808	74,629	30,162	20,157

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	8,506	6,928	(35,986)	25,974	(27,903)	4,462
Transfers—policy charges and deductions	(1,685)	(1,518)	(5,426)	(4,994)	(1,061)	(1,034)
Transfers—surrenders	(1,176)	—	(11,422)	—	(2,656)	—
Transfers—other	(153)	598	12,919	12,174	(2,046)	(33)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,492	6,008	(39,915)	33,154	(33,666)	3,395

NET INCREASE (DECREASE) IN NET ASSETS	10,199	19,701	(20,107)	107,783	(3,504)	23,552

NET ASSETS
Beginning of Year	137,381	117,680	596,798	489,015	115,571	92,019

End of Year	$147,580	$137,381	$576,691	$596,798	$112,067	$115,571

	Managed Bond		Inflation Managed		Money Market
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$33,072	$25,878	$4,689	$4,093	$16,123	$10,770
Realized gain (loss)	721	(1,023)	(2,334)	3,616	35	169
Change in unrealized appreciation (depreciation) on investments	34,203	6,373	9,197	(7,772)	(630)	(97)

Net Increase (Decrease) in Net Assets Resulting from Operations	67,996	31,228	11,552	(63)	15,528	10,842

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	16,517
Transfers between variable and fixed accounts, net	98,181	(5,509)	1,157	8,879	169,797	(106,999)
Transfers—policy charges and deductions	(5,362)	(5,091)	(1,053)	(1,222)	(3,350)	(3,224)
Transfers—surrenders	(6,715)	—	(3,418)	—	—	—
Transfers—other	1,448	(639)	75	(19)	(10,979)	5,327

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	87,552	(11,239)	(3,239)	7,638	155,468	(88,379)

NET INCREASE (DECREASE) IN NET ASSETS	155,548	19,989	8,313	7,575	170,996	(77,537)

NET ASSETS
Beginning of Year	789,859	769,870	125,225	117,650	261,335	338,872

End of Year	$945,407	$789,859	$133,538	$125,225	$432,331	$261,335

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	High Yield Bond
	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11,996	$9,828
Realized loss	(19)	(15)
Change in unrealized appreciation (depreciation) on investments	(9,173)	2,703

Net Increase in Net Assets Resulting from Operations	2,804	12,516

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—
Transfers between variable and fixed accounts, net	13,336	12,966
Transfers—policy charges and deductions	(2,172)	(1,916)
Transfers—surrenders	—	—
Transfers—other	172	(20)

Net Increase in Net Assets Derived from Policy Transactions	11,336	11,030

NET INCREASE IN NET ASSETS	14,140	23,546

NET ASSETS
Beginning of Year	160,217	136,671

End of Year or Year	$174,357	$160,217

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below.

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total	Total	Income	to Average
Variable Accounts		Units	Net	to Average	Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Assets (2)	Returns (3)

Small-Cap Growth (4)
2007	$13.14	5,017	$65,906	0.00%	0.70%	14.29%
2006	11.49	6,010	69,084	0.30%	0.70%	4.34%
2005	11.02	4,124	45,432	0.08%	0.70%	1.94%
2004	10.81	12,273	132,638	0.71%	0.70%	18.13%
2003	9.15	12,902	118,035	0.54%	0.70%	32.25%
International Value
2007	$34.66	39,681	$1,375,383	1.96%	0.70%	5.50%
2006	32.86	42,595	1,399,465	1.64%	0.70%	24.82%
2005	26.32	41,943	1,103,977	1.82%	0.70%	8.67%
2004	24.22	49,886	1,208,251	1.44%	0.70%	15.64%
2003	20.94	115,113	2,410,922	1.46%	0.70%	26.84%
Equity Index
2007	$47.32	27,794	$1,315,118	1.86%	0.70%	4.49%
2006	45.28	28,935	1,310,268	1.76%	0.70%	14.72%
2005	39.47	30,004	1,184,341	1.48%	0.70%	3.94%
2004	37.98	31,041	1,178,839	1.67%	0.70%	9.83%
2003	34.58	81,346	2,812,639	1.13%	0.70%	27.43%
Small-Cap Index
2007	$13.72	41,306	$566,903	1.28%	0.70%	(2.70%)
2006	14.11	45,828	646,427	1.57%	0.70%	16.98%
2005	12.06	43,979	530,317	0.37%	0.70%	3.65%
04/30/2004 - 12/31/2004	11.63	71,780	835,067	0.95%	0.70%	16.34%
Equity
2007	$9.71	3,800	$36,910	0.23%	0.70%	5.52%
2006	9.21	3,628	33,400	0.51%	0.70%	7.90%
2005	8.53	1,976	16,855	0.26%	0.70%	5.79%
2004	8.06	1,997	16,101	0.88%	0.70%	4.42%
2003	7.72	2,318	17,905	0.49%	0.70%	23.49%
Growth LT
2007	$45.64	36,397	$1,660,994	0.44%	0.70%	14.82%
2006	39.75	38,478	1,529,372	0.62%	0.70%	8.96%
2005	36.48	39,468	1,439,780	0.24%	0.70%	6.93%
2004	34.12	45,670	1,558,031	0.00%	0.70%	9.63%
2003	31.12	48,919	1,522,235	0.00%	0.70%	33.09%
Multi-Strategy
2007	$46.80	3,154	$147,580	3.05%	0.70%	3.61%
2006	45.16	3,042	137,381	2.72%	0.70%	10.91%
2005	40.72	2,890	117,680	0.61%	0.70%	3.05%
2004	39.52	12,856	508,027	1.62%	0.70%	9.05%
2003	36.24	16,759	607,281	1.60%	0.70%	22.45%

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total	Total	Income	to Average
Variable Accounts		Units	Net	to Average	Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Assets (2)	Returns (3)

Main Street Core
2007	$49.67	11,611	$576,691	1.18%	0.70%	3.67%
2006	47.91	12,456	596,798	1.32%	0.70%	14.38%
2005	41.89	11,674	489,015	0.80%	0.70%	5.25%
2004	39.80	19,961	794,402	1.10%	0.70%	8.78%
2003	36.59	34,982	1,279,816	0.96%	0.70%	26.10%
Emerging Markets
2007	$29.14	3,846	$112,067	1.00%	0.70%	32.16%
2006	22.05	5,242	115,571	0.78%	0.70%	23.54%
2005	17.85	5,156	92,019	1.08%	0.70%	40.52%
2004	12.70	4,517	57,363	1.94%	0.70%	33.70%
2003	9.50	5,070	48,164	1.19%	0.70%	67.44%
Managed Bond
2007	$38.51	24,549	$945,407	4.47%	0.70%	7.77%
2006	35.73	22,104	789,859	4.03%	0.70%	4.08%
2005	34.33	22,423	769,870	3.35%	0.70%	1.92%
2004	33.69	22,745	766,190	2.96%	0.70%	4.65%
2003	32.19	22,983	739,810	4.32%	0.70%	5.51%
Inflation Managed
2007	$37.80	3,532	$133,538	4.29%	0.70%	9.37%
2006	34.57	3,623	125,225	4.02%	0.70%	(0.18%)
2005	34.63	3,397	117,650	2.74%	0.70%	1.83%
2004	34.01	11,004	374,229	0.80%	0.70%	8.15%
2003	31.45	11,123	349,777	0.09%	0.70%	7.51%
Money Market
2007	$20.90	20,683	$432,331	5.01%	0.70%	4.25%
2006	20.05	13,034	261,335	4.52%	0.70%	3.96%
2005	19.29	17,571	338,872	2.70%	0.70%	2.11%
2004	18.89	24,002	453,343	0.92%	0.70%	0.31%
2003	18.83	36,917	695,144	0.81%	0.70%	0.09%
High Yield Bond
2007	$35.70	4,884	$174,357	7.61%	0.70%	1.72%
2006	35.09	4,565	160,217	7.38%	0.70%	8.67%
2005	32.30	4,232	136,671	7.12%	0.70%	1.66%
2004	31.77	4,180	132,781	6.39%	0.70%	8.48%
2003	29.28	142,607	4,175,986	7.24%	0.70%	19.49%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The ratios for investment income to average daily net assets for periods of less than one full year are annualized.

(2)	The amounts for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(4)	Prior to 05/01/07, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account. Prior to 05/01/2005, the variable account was named Aggressive Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2007 is comprised of thirteen subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as follows:
Small-Cap Growth (formerly Fasciano Small Equity)
International Value
Equity Index
Small-Cap Index
Equity
Growth LT
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
     Main Street is a registered trademark of OppenheimerFunds, Inc. Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding dividend reinvestments) and proceeds from sales of investments for the year ended December 31, 2007, were as follows:

Variable Accounts	Purchases	Sales
Small-Cap Growth (1)	$4,798	$17,442
International Value	21,137	134,077
Equity Index	7,127	71,753
Small-Cap Index	23,101	92,142
Equity	4,286	2,900
Growth LT	3,022	103,897
Multi-Strategy	10,052	5,554
Main Street Core	16,949	60,944
Emerging Markets	9,568	43,976
Managed Bond	104,942	23,387
Inflation Managed	19,814	23,955
Money Market	182,984	30,017
High Yield Bond	14,084	3,952
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:

	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Small-Cap Growth (1)	368	(1,361)	(993)	2,322	(436)	1,886
International Value	624	(3,538)	(2,914)	1,938	(1,286)	652
Equity Index	161	(1,302)	(1,141)	1,104	(2,173)	(1,069)
Small-Cap Index	4,340	(8,862)	(4,522)	4,091	(2,242)	1,849
Equity	451	(279)	172	6,231	(4,579)	1,652
Growth LT	93	(2,174)	(2,081)	575	(1,565)	(990)
Multi-Strategy	192	(80)	112	325	(173)	152
Main Street Core	326	(1,171)	(845)	938	(156)	782
Emerging Markets	396	(1,792)	(1,396)	2,608	(2,522)	86
Managed Bond	2,942	(497)	2,445	3,310	(3,629)	(319)
Inflation Managed	576	(667)	(91)	609	(383)	226
Money Market	8,962	(1,313)	7,649	2,642	(7,179)	(4,537)
High Yield Bond	396	(77)	319	539	(206)	333

(1)	Prior to May 1, 2007, the Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account (the “Separate Account”) comprised of Small-Cap Growth (formerly Fasciano Small Equity), International Value, Equity Index, Small-Cap Index, Equity, Growth LT, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, and High Yield Bond Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 29, 2008

Annual Report
as of December 31, 2007

•	Pacific Select Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company Life Insurance Operations Center PO Box 7500 Newport Beach, California 92658-7500 ADDRESS SERVICE REQUESTED

Form No. 15-21492-09